Goodwill, Net - Schedule of Goodwill, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 109,039	$ 87,293
Acquisition		13,420
Exchange differences	(2,451)	8,326
Ending balance	106,588	109,039
Accumulated impairment	(35,785)	(35,785)
Goodwill, net	$ 70,803	$ 73,254